Convertible Loans (Details Narrative)	Dec. 08, 2025 USD ($)	Oct. 16, 2024 USD ($)	Dec. 31, 2025 USD ($)	Oct. 27, 2025 USD ($)	Aug. 28, 2025 USD ($)	Aug. 28, 2025 HKD ($)	Apr. 14, 2025 USD ($)	Apr. 14, 2025 HKD ($)	Dec. 31, 2024 USD ($)
Short-Term Debt [Line Items]
Convertible loans			$ 555,805						$ 316,558
Convertible Debt [Member] | Maoxing [Member]
Short-Term Debt [Line Items]
Conversion amount	$ 6,000,000
Convertible Debt [Member] | Simple Capital [Member]
Short-Term Debt [Line Items]
Conversion amount	70,400,000
Convertible Debt [Member] | Caelus Global [Member]
Short-Term Debt [Line Items]
Conversion amount	$ 70,400,000
Convertible Loan Agreement [Member]
Short-Term Debt [Line Items]
Principal amount		$ 260,000		$ 200,000	$ 192,308	$ 1,500,000	$ 250,000	$ 1,950,000
Interest rate		15.00%		15.00%	15.00%	15.00%	15.00%	15.00%
Debt conversion amount		$ 2,000,000
Convertible loans				$ 160,000
Supplemental Agreements [Member]
Short-Term Debt [Line Items]
Convertible loans		$ 692,000